Summary of Significant Accounting Policies (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Credit loss receivables from customer	$ 566,000			$ 575,000
Receivables from broker-dealers and clearing organizations	22,000			15,000
Allowance for expected credit losses on loan receivables				410,000
Impairment loss of investment	$ 259,000
Finite-lived intangible asset, useful life	2 years
Finite-lived intangible assets, amortization method	Accordingly, the trading platform system is amortized on a straight-line basis over two years.	Accordingly, the trading platform system is amortized on a straight-line basis over two years.
Contract liability	$ 151,000
Employment days	2 months	2 months
Employee contribution for MPF	5.00%	5.00%
MPF per month (in Dollars)		$ 1,500
Government subsidies	$ 26,000		17,000
Income tax temporary difference	$ 662,000		$ 145,454
Tax benefit percentage	50.00%	50.00%
Equity Method Investment [Member]
Summary of Significant Accounting Policies [Line Items]
Voting percentage	20.00%